ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)						1 Months Ended	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 09, 2024 USD ($) shares	Dec. 09, 2024 CNY (¥) shares	Feb. 23, 2024 USD ($) $ / shares shares	Jul. 23, 2021 USD ($) shares	Jul. 23, 2021 CNY (¥) shares	Jul. 31, 2022 shares	Nov. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 03, 2024	Dec. 31, 2022 USD ($)
Accumulated deficit							$ 5,984	$ 10,451,484	$ 9,822,308	$ 10,451,484		$ 9,822,308
Cash and equivalents								74,514	179,237	$ 74,514		179,237
Number of shares issued | shares										892
Initial public offering in units										$ 30,776		$ 46,112
D T Cloud Acquisition Corporation [Member]
Accumulated deficit								1,658,349		1,658,349	$ 168,597			$ 81,326
Cash and equivalents								$ 167,526		$ 167,526	$ 69,818
Initial public offering in units | shares						1,725,000
Percentage of voting interests acquired								50.00%		50.00%	50.00%
Share price | $ / shares											$ 10.00
Shares issued price per share | $ / shares								$ 10.05		$ 10.05	$ 10.05
Percent of obligation to redeem public shares								100.00%		100.00%	100.00%		100.00%
Deposits								$ 207,000		$ 207,000	$ 180,000
Payments for repurchase of equity											$ 2,160,000
Proceeds from issuance initial public offering								$ 67,833,894
Percentage of redemption rights								15.00%		15.00%
D T Cloud Acquisition Corporation [Member] | Each Monthly Extension [Member]
Shares issued price per share | $ / shares								$ 0.03		$ 0.03
D T Cloud Acquisition Corporation [Member] | Minimum [Member]
Percentage of fair market value of business acquisition								80.00%			80.00%
Business combination, net tangible assets								$ 5,000,001		$ 5,000,001	$ 5,000,001
Proposed Public Offering [Member] | D T Cloud Acquisition Corporation [Member]
Sale of initial public offering | shares											6,000,000
Initial public offering in units | shares											900,000
Sale of stock price | $ / shares											$ 10.00
Share price | $ / shares											$ 10.05
Over-Allotment Option [Member] | D T Cloud Acquisition Corporation [Member]
Sale of initial public offering | shares											900,000
Deposits											$ 207,000
Payments for repurchase of equity											$ 2,484,000
Over-Allotment Option [Member] | D T Cloud Acquisition Corporation [Member] | Each Monthly Extension [Member]
Shares issued price per share | $ / shares											$ 0.03
Over-Allotment Option [Member] | D T Cloud Acquisition Corporation [Member] | Aggregate Of Twelve Months [Member]
Shares issued price per share | $ / shares											$ 0.03
Over-Allotment Option [Member] | D T Cloud Acquisition Corporation [Member] | Underwriters [Member]
Sale of initial public offering | shares											234,500
Initial public offering in units | shares											6,900,000
Private Placement [Member] | D T Cloud Acquisition Corporation [Member]
Sale of initial public offering | shares											217,400
Sale of stock price | $ / shares											$ 10.00
IPO [Member] | D T Cloud Acquisition Corporation [Member]
Sale of initial public offering | shares			6,900,000
Initial public offering in units | shares			6,900,000
Sale of stock price | $ / shares			$ 10.00
Proceeds from issuance initial public offering			$ 69,000,000
Transaction costs			2,976,106
Underwriting commissions			966,000
Deferred underwriting commissions			1,725,000
Deferred offering costs			285,106
Public Units [Member] | D T Cloud Acquisition Corporation [Member]
Initial public offering in units			$ 69,345,000
Initial public offering in units | shares			900,000
Share price | $ / shares			$ 10.05					$ 10.05		$ 10.05
Additional share price | $ / shares								$ 0.03		$ 0.03
Private Placement Units [Member] | D T Cloud Acquisition Corporation [Member]
Sale of initial public offering | shares			234,500
Sale of stock price | $ / shares			$ 10.00
Proceeds from issuance initial public offering			$ 2,345,000
Subsequent Event [Member] | IPO [Member] | D T Cloud Acquisition Corporation [Member]
Initial public offering in units | shares			6,900,000
Sale of stock price | $ / shares			$ 10.00
Proceeds from issuance initial public offering			$ 69,000,000
Subsequent Event [Member] | Private Placement Units [Member] | D T Cloud Acquisition Corporation [Member]
Sale of initial public offering | shares			234,500
Sale of stock price | $ / shares			$ 10.00
Proceeds from issuance initial public offering			$ 2,345,000
Wishluck Limited [Member]
Initial public offering in units				$ 1,543,234	¥ 10,000,000
Initial public offering in units | shares				556	556
Wishluck Limited [Member] | Subsequent Event [Member]
Initial public offering in units	$ 2,087,102	¥ 15,000,000
Initial public offering in units | shares	892	892